STATEMENTS OF CHANGES IN MEMBER'S CAPITAL - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Oregon Energy LLC
Balance beginning	$ 427,353	$ 550,067
Capital contributions	149,864	651,058
Net loss	(153,783)	(773,772)
Balance ending	423,434	427,353
Oregon Energy LLC | Member's capital
Balance beginning	13,723,074	13,072,016
Capital contributions	149,864	651,058
Balance ending	13,872,938	13,723,074
Oregon Energy LLC | Accumulated deficit
Balance beginning	(13,295,721)	(12,521,949)
Net loss	(153,783)	(773,772)
Balance ending	$ (13,449,504)	$ (13,295,721)